Investment Projects - Additional Information (Detail)		12 Months Ended
	Jul. 21, 2017 T	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about investment property [abstract]
New cement plant capacity per day | T	5,800
Total project cost | $			$ 5,000,000,000
Project cost translation adjustment		$ 107,414,700	$ 2,167,648,300	€ 41,574,600